Organization and Principal Activities - Summary of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 494,965		¥ 568,192	¥ 533,293	$ 69,700
Restricted cash	2,652		10,323	4,155	374
Accounts receivable, net	1,557		3,233		219
Prepayments and other current assets	33,914		30,391		4,777
Total current assets	533,088		723,492		75,084
Short-term investments			111,353
Non-current assets:
Property, equipment and leasehold improvement, net	17,288		26,546		2,435
Intangible assets, net	1,390		1,183		196
Total non-current assets	33,486		52,845		4,716
TOTAL ASSETS	566,574		776,337		79,800
Current liabilities:
Accounts payable	43,184		53,832		6,082
Salary and welfare payable	136,869		136,837		19,277
Short-term loans			73,765
Lease liabilities due within one year	10,351		18,372		1,458
Accrued expenses and other current liabilities	48,510		47,622		6,835
Total current liabilities	272,625		371,526		38,400
Non-current liabilities:
Lease liabilities	3,936		8,195		554
Total non-current liabilities	3,936		12,147		554
TOTAL LIABILITIES	276,561		383,673		38,954
TOTAL Sound Group Inc.'s SHAREHOLDERS' EQUITY	299,475		392,677		42,179
Non-controlling interests	(9,462)		(13)		(1,333)
TOTAL SHAREHOLDERS' EQUITY	290,013		392,664	254,855	40,846	¥ 169,191
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	566,574		776,337		$ 79,800
Net revenues	2,071,772	$ 291,803	2,185,266	2,119,514
Net (loss)/income	(134,515)		86,504	(127,250)
Net cash (used in)/generated from operating activities	(117,000)	(16,487)	136,267	(40,426)
Net cash generated from/(used in) investing activities	105,653	14,880	(122,783)	52,101
Net cash generated from/(used in) financing activities	(71,674)	$ (10,094)	4,771	212,682
Variable Interest Entity Primary Beneficiary
Current assets:
Cash and cash equivalents	168,694		302,103
Accounts receivable, net	922		902
Prepayments and other current assets	19,261		21,365
Amounts due from Sound Group Companies	¥ 36,484		¥ 781
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current assets	¥ 225,361		¥ 325,151
Non-current assets:
Property, equipment and leasehold improvement, net	10,726		18,390
Intangible assets, net	1,314		1,104
Right-of-use assets, net	885		7,087
Total non-current assets	12,925		26,581
TOTAL ASSETS	238,286		351,732
Current liabilities:
Accounts payable	40,066		50,735
Deferred revenue	25,389		27,718
Salary and welfare payable	113,320		120,563
Taxes payable	2,784		4,112
Short-term loans			66,800
Lease liabilities due within one year	632		7,021
Accrued expenses and other current liabilities	32,352		42,770
Amount due to the subsidiaries of the Group	¥ 394,482		¥ 379,306
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current liabilities	¥ 609,025		¥ 699,025
Non-current liabilities:
Lease liabilities	255		160
Total non-current liabilities	255		160
TOTAL LIABILITIES	609,280		699,185
Net revenues	2,069,491		2,155,620	1,975,758
Net (loss)/income	(23,554)		106,188	(81,551)
Net cash (used in)/generated from operating activities	(25,170)		147,067	(17,723)
Net cash generated from/(used in) investing activities	(2,181)		(5,576)	52,323
Net cash generated from/(used in) financing activities	(106,058)		(33,960)	7,298
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (133,409)		¥ 107,531	¥ 41,898